Non-current assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure Of Non Current Assets [Line Items]
Deferred tax assets non current	€ 2,350	€ 2,433	[1]	€ 2,164
Aegon Ltd. [member]
Disclosure Of Non Current Assets [Line Items]
Deferred tax assets non current		€ 109
Other non current assets	€ 0

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.